EMPLOYEE BENEFIT PLANS - Components of Benefit Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Current service cost	$ 3	$ 3
Interest cost	1	1
Net periodic pension expense	$ 4	$ 4